Lease	6 Months Ended
Jun. 30, 2026
Lease [Abstract]
Lease	Lease
5.1. Our leases primarily consist of real estate leases for office space and do not have any non-lease components. The leases typically run for a period of 2 ~10 years, with an option to renew or terminate the lease after that date. No restrictions or covenants are imposed on leases, but the lease assets shall not be provided as collateral for borrowings.
5.2.    Changes in right-of-use assets and lease liabilities:
Changes in right-of-use assets and lease liabilities for the six months ended June 30, 2026 and 2025 are as follows (in thousands):

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2026	$4,273	$4,753
Acquisitions	1,317	1,434
Depreciation	(973)	—
Interest expense relating to lease liabilities	—	158
Payments of lease liabilities	—	(1,149)
Translation differences	(151)	(187)
Balance at June 30, 2026	$4,466	$5,009

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2025	$4,308	$4,673
Depreciation	(576)	—
Interest expense relating to lease liabilities	—	118
Payments of lease liabilities	—	(665)
Translation differences	214	214
Balance at June 30, 2025	$3,946	$4,340